Pension benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Impact of settlement	$ 0.9	$ 1.4
Accumulated benefit obligation	$ 33.0	$ 54.4
Expected return on plan assets (as a percent)	2.40%	2.50%	3.30%
Pension contributions	$ 3.0	$ 4.2	$ 3.5
Minimum
Defined Benefit Plan Disclosure [Line Items]
Employee contributions	5.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Employee contributions	8.00%
Domestic Plan | Norway | Onshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary	66.00%
Retirement age	67 years
Retirement pension cap	66.00%
Multiple of base	12
Retirement age to receive pre retirement pension	62 years
Domestic Plan | Norway | Offshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary	60.00%
Retirement age	67 years
Domestic Plan | Norway | Offshore Employees, Mobile Units
Defined Benefit Plan Disclosure [Line Items]
Retirement age to receive pre retirement pension	60 years